Income taxes	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Income taxes [Text Block]
10.	Income taxes

Income taxes recoverable have not been recognized in the consolidated statements of loss and comprehensive loss, as the Company has been incurring losses since inception, and it is not probable that future taxable profits will be available against which the accumulated tax losses can be utilized.

(a)	Unrecognized deferred tax assets
As at December 31, 2018 and 2017, deferred tax assets have not been recognized with respect to the following items:

	2018	2017
	$	$

Non-capital losses carried forward	33,896	25,078
Tax credits carried forward	6,781	5,908
Accounting basis of property and equipment and intangible assets in excess of tax basis	1,803	48
Scientific research and experimental development expenditures	10,830	9,441
Share issue costs and other	685	1,182
	53,995	41,657

(b)

As at December 31, 2018 and 2017, the Company had available research and development expenditures of approximately $40,867 and $35,628, respectively, for income tax purposes, which may be carried forward indefinitely to reduce future years’ taxable income. As at December 31, 2018 and 2017, the Company also had unclaimed Canadian scientific research and development tax credits of $8,594 and $7,483, respectively, which are available to reduce future taxes payable with expiries from 2019 through 2038. The benefit of these expenditures and tax credits has not been recorded in the accounts.

(c)
As at December 31, 2018, the Company has accumulated non-capital losses for federal and provincial income tax purposes in Canada that are available for application against future taxable income. The benefit of these losses has not been recorded in the accounts.

The non-capital tax losses expire as follows:

Federal
$

2025	3,213
2026	6,457
2027	4,662
2028	4,169
2029	3,784
2030	1,905
2031	1,624
2032	2,883
2033	2,132
2034	5,708
2035	9,172
2036	20,724
2037	32,779
2038	28,700
127,912

(d)	The reconciliation of the Canadian statutory income tax rate applied to the net loss for the year to the income tax expense is as follows:

	2018	2017
	$	$

Statutory income tax rate	26.5%	26.5%

Income tax recovery based on statutory income tax rate	(11,279)	(11,966)
Investment tax credits	(884)	(1,567)
Share-based compensation and other	(165)	213
Change in unrecognized tax assets	12,336	13,324

Income tax expense	8	4